Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table provides information on total compensation and compensation actually paid to our principal executive officer (“PEO”) and to our remaining named executive officers (“NEOs”) for the fiscal years ended December 31, 2024 , 2023 and 2022 and the cumulative shareholder return on our common stock and our net income over the same time period.

Pay versus Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (in thousands)

2024	$1,291,377	$1,281,970	$539,257	$494,786	$110.24	$6,966
2023	$593,468	$669,071	$399,527	$436,767	$131.26	$9,624
2022	$773,917	$807,184	$447,615	$465,254	$107.54	$16,797

(1)	During 2024, 2023 and 2022, Scott C. Harvard was our PEO.

PEO Total Compensation Amount	$ 1,291,377	$ 593,468	$ 773,917
PEO Actually Paid Compensation Amount	$ 1,281,970	669,071	807,184
Adjustment To PEO Compensation, Footnote
(2)	The following table sets forth the adjustments made to arrive at compensation “actually paid” to our PEO during 2024:

Adjustments to determine compensation “actually paid” for PEO	2024
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(558,746)
Increase for fair value of awards granted during year that remained unvested at year-end	524,978
Increase for fair value of awards granted during year that vested during year	29,220
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	2,013
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	(6,873)
Deduction for fair value of awards granted in a prior year that were forfeited during year	-
Increase based upon incremental fair value of awards modified during year	-
Increase based on dividends or other earnings paid during year prior to vesting	-
Total Adjustments	$(9,407)

(3)	During 2024, 2023, and 2022, our remaining NEOs consisted of Dennis A. Dysart and M. Shane Bell.

Non-PEO NEO Average Total Compensation Amount	$ 539,257	399,527	447,615
Non-PEO NEO Average Compensation Actually Paid Amount	$ 494,786	436,767	465,254
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The following table sets forth the adjustments made to arrive at average compensation “actually paid” to our remaining NEOs during 2024:

Adjustments to determine compensation “actually paid” for non-PEO NEOs	2024
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(203,836)
Increase for fair value of awards granted during year that remained unvested at year-end	172,109
Increase for fair value of awards granted during year that vested during year	15,010
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	517
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	(3,836)
Deduction for fair value of awards granted in a prior year that were forfeited during year	(24,435)
Increase based upon incremental fair value of awards modified during year	-
Increase based on dividends or other earnings paid during year prior to vesting	-
Total Adjustments	$(44,471)

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Our TSR

The graph below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs and our TSR.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Our Net Income

The graph below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs and our net income.

Total Shareholder Return Amount	$ 110.24	131.26	107.54
Net Income (Loss)	6,966,000	$ 9,624,000	$ 16,797,000
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,407)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(558,746)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	524,978
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,013
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,220
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,873)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase Based Upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,471)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(203,836)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	172,109
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	517
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,010
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,836)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,435)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase Based Upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0